Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party
During the years ended December 31, 2020, 2021 and 2022, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investee A	Significant influence

Schedule of related party transactions
(a) Transactions with related parties

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	5,826	7,360	18,029
Smart devices provided to NetEase Group	7,607	6,607	8,748
Online marketing services provided to NetEase Group	15,860	9,823	7,925
Other services provide to NetEase Group	—	—	9,588
Fixed assets provide to NetEase Group	—	—	936

Services and products purchased from NetEase Group and other related party
Services purchased from NetEase Group	163,487	143,186	153,523
Services purchased from other related party	—	—	9,572
Fixed assets and inventories purchased from NetEase Group	2,198	2,489	1,087

Loan related transactions
Interest expenses on loans from NetEase Group	31,215	31,644	45,607
Addition of long-term loans from NetEase Group	—	257,522	225,941

Equity related transactions
Deemed distribution to NetEase	2,060	4,171	—
Share-based compensation under NetEase Plan	2,682	1,043	1,499

Other transactions
Disposal of Youdao Cloudnote business to NetEase Group	670	—	—

Schedule of related party balances
(b) Balances with related parties

	As of December 31,
	2021	2022
	RMB	RMB
Amounts due from NetEase Group	6,192	7,888
Prepayment to other related party	—	7,762
Amounts due to NetEase Group	83,041	68,809
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	255,028	522,345